MINERAL PROPERTY OPTION (Details Narrative) (USD $)	Jul. 31, 2014	Jul. 31, 2013
Restricted Common Stock	63,400,000	63,400,000
Restricted Common Stock value	$ 63,400	$ 63,400
La Buena [Member]
Restricted Common Stock		400,000
Restricted Common Stock value		92,000
Payment Made in lieu of any future obligations		$ 10,000